Risk Lose Money [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
S000048058 [Member] | C000151801 [Member]
Prospectus [Line Items]
Annual Return [Percent]	[1]	6.93%	3.41%	(0.41%)	(2.99%)	0.86%	(4.70%)	(18.68%)	6.21%	(3.68%)

[1]	Year to Date return as of June 30, 2025: 3.56%